Share-based payments (Details Narrative) € in Thousands		9 Months Ended			12 Months Ended
	Aug. 05, 2021 shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2022 EUR (€) $ / shares shares	Sep. 30, 2021 EUR (€) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Ordinary shares granted	1,000,000
RSU granted		59,441			57,896
Expense recognized related to RSUs | €		€ 410		€ 170
Unamortized compensation expense related to RSUs | €		€ 470	€ 470
Remaining average vesting period		1 year 10 months 24 days
Exercise price | $ / shares			€ 11.50
Stock option expenses | €		€ 2,220
Unamortized compensation expense | €		€ 9,010
Weighted average remaining period		2 years 11 months 1 day
Incentive shares granted		5,000
Expense recognised for Incentive shares | €		€ 260		€ 0
Unrecognised share based payment expense | €		€ 0
Employees And Directors [Member]
IfrsStatementLineItems [Line Items]
Options granted		2,128,554		0
Employee And Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding		2,064,276	2,064,276
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase		200,000
Exercise price | $ / shares			€ 10.50
Share price closed | $ / shares			€ 18.00
Employees Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
RSU granted		59,441		0
Board Of Directors [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of option purchase		50,000